10-Q Revenue - Schedule of Performance Obligations (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 517,024	$ 628,872
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount		$ 203,200
Revenue, remaining performance obligation, expected timing of satisfaction, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 77,772
Revenue, remaining performance obligation, expected timing of satisfaction, period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 48,540	$ 48,540
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 48,540	$ 48,540
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 48,540	$ 48,540
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 48,540	$ 48,540
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 245,092	$ 231,512
Revenue, remaining performance obligation, expected timing of satisfaction, period